`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     October 16, 2012

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	78

Form 13F Information Table Value Total:	308,715

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579Y101     5571    60279 SH       Sole                                      60279
AT&T Corp New                  COM              00206R102     8494   225317 SH       Sole                                     225317
Abbott Laboratories            COM              002824100     9223   134524 SH       Sole                                     134524
Advanced Cell Tech Inc Com     COM              00752K105        4    57142 SH       Sole                                      57142
Alps Etf Tr Alerian Mlp        COM              00162Q866      250    15100 SH       Sole                                      15100
Altria Group Inc               COM              02209S103      977    29257 SH       Sole                                      29257
American Elec Pwr Inc          COM              025537101      205     4660 SH       Sole                                       4660
Amerigas Partners L P Unit L P COM              030975106      635    14555 SH       Sole                                      14555
Amgen Inc                      COM              031162100      223     2642 SH       Sole                                       2642
Apple Computers                COM              037833100    20044    30046 SH       Sole                                      30046
Apricus Biosciences In Com     COM              03832V109      279    85727 SH       Sole                                      85727
Bank Of America Corp New       COM              060505104      116    13152 SH       Sole                                      13152
Berkshire Hathaway Inc Del Cl  COM              084670108     1460       11 SH       Sole                                         11
Berkshire Hathaway Inc Del Cl  COM              084670702     7770    88100 SH       Sole                                      88100
Bristol Myers Squibb           COM              110122108      306     9069 SH       Sole                                       9069
Chevrontexaco Corp Com         COM              166764100    11340    97286 SH       Sole                                      97286
Cisco Sys Inc                  COM              17275R102     4175   218637 SH       Sole                                     218637
Coca-Cola                      COM              191216100     3786    99812 SH       Sole                                      99812
Colgate Palmolive              COM              194162103     7423    69232 SH       Sole                                      69232
Conocophillips Com             COM              20825C104     4788    83735 SH       Sole                                      83735
Direxion Shs Etf Tr Dly Tech B COM              25459W102      263     4439 SH       Sole                                       4439
Du Pont E I De Nemours Com     COM              263534109     6422   127744 SH       Sole                                     127744
Duke Energy Corp               COM              26441C204      488     7539 SH       Sole                                       7539
Energy Transfer Prtnrs Unit Lt COM              29273R109      653    15330 SH       Sole                                      15330
Exxon Mobil Corp Com           COM              30231G102    17387   190129 SH       Sole                                     190129
General Electric Co            COM              369604103    10591   466363 SH       Sole                                     466363
General Motors Escrow          COM              370ESC816        0    10226 SH       Sole                                      10226
Google Inc Cl A                COM              38259P508      318      422 SH       Sole                                        422
Green Envirotech Hldgs Com     COM              39303B107        0    50000 SH       Sole                                      50000
Home Depot                     COM              437076102     8789   145593 SH       Sole                                     145593
IR 4C Inc. Class               COM              45000Z107       50    50000 SH       Sole                                      50000
Ishares Tr Dj Intl Sel Divd    COM              464288448     2129    67345 SH       Sole                                      67345
Ishares Tr Dj Sel Div Inx      COM              464287168      254     4400 SH       Sole                                       4400
Ishares Tr Dj Us Energy        COM              464287796      214     5070 SH       Sole                                       5070
Ishares Tr Dj Us Finl Svc      COM              464287770     8469   152133 SH       Sole                                     152133
Ishares Tr Hgh Div Eqt Fd      COM              46429B663      320     5248 SH       Sole                                       5248
Ishares Tr Russell 2000        COM              464287655      309     3705 SH       Sole                                       3705
Ishares Tr S&P 500 Index       COM              464287200     9232    63937 SH       Sole                                      63937
Ishares Tr S&P Gbl Energy      COM              464287341     7127   181204 SH       Sole                                     181204
Ishares Tr S&p Mc 400 Grw      COM              464287606     6156    54986 SH       Sole                                      54986
Ishares Tr S&p Midcap Value    COM              464287705     2768    32564 SH       Sole                                      32564
Ishares Tr Small Growth Index  COM              464288604     4719    49711 SH       Sole                                      49711
J P Morgan Chase & Co          COM              46625H100     6911   170729 SH       Sole                                     170729
Johnson & Johnson              COM              478160104     8224   119340 SH       Sole                                     119340
Kinder Morgan Mgmt Llc Shs     COM              49455U100    10701   140063 SH       Sole                                     140063
Lowes Cos Inc Com              COM              548661107      836    27650 SH       Sole                                      27650
Mcdonalds                      COM              580135101     4478    48806 SH       Sole                                      48806
Merck & Co, Inc.               COM              58933Y105     8240   182734 SH       Sole                                     182734
Microsoft                      COM              594918104     3353   112671 SH       Sole                                     112671
Natural Resource Prtnr Com Uni COM              63900P103      452    21806 SH       Sole                                      21806
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
Nextera Energy Inc Com         COM              65339F101      416     5916 SH       Sole                                       5916
North European Oil Royalty Tru COM              659310106      320    11232 SH       Sole                                      11232
Oracle Corp Com                COM              68389X105     4614   146664 SH       Sole                                     146664
Orthopedic Design North Americ COM              68750Z101      205    41000 SH       Sole                                      41000
Paychex Inc Com                COM              704326107      564    16956 SH       Sole                                      16956
Penn West Energy Trust         COM              707887105      180    12630 SH       Sole                                      12630
Pepsico                        COM              713448108     7522   106288 SH       Sole                                     106288
Pfizer                         COM              717081103    11489   462346 SH       Sole                                     462346
Philip Morris Intl Inc Com     COM              718172109     8925    99234 SH       Sole                                      99234
Phillips 66 Com                COM              718546104     1688    36412 SH       Sole                                      36412
Powershares QQQ Tr Unit Series COM              73935A104     8387   122318 SH       Sole                                     122318
Proctor & Gamble               COM              742718109     8383   120868 SH       Sole                                     120868
Proshares Tr Ultra S&P 500     COM              74347R107      837    13680 SH       Sole                                      13680
Proshares Ultra Financial      COM              74347X633      245     3944 SH       Sole                                       3944
Prospect Capital Corp Com      COM              74348T102      996    86440 SH       Sole                                      86440
Sanofi-Aventis Sponsored ADR   COM              80105N105     6497   150881 SH       Sole                                     150881
Sempra Energy Com              COM              816851109      264     4100 SH       Sole                                       4100
Sirius Satellite Radio Com     COM              82967N108      169    65344 SH       Sole                                      65344
Southern Co Com                COM              842587107      374     8119 SH       Sole                                       8119
Spectra Energy Corp            COM              847560109      218     7410 SH       Sole                                       7410
Suburban Propane L P Unit Ltd  COM              864482104      275     6645 SH       Sole                                       6645
Teva Pharmaceutical Inds Ltd A COM              881624209     4420   106735 SH       Sole                                     106735
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     4364   104608 SH       Sole                                     104608
Verizon Communications Com     COM              92343V104     7997   175491 SH       Sole                                     175491
Wal-Mart Stores Inc            COM              931142103     2855    38680 SH       Sole                                      38680
Walgreens, Inc.                COM              931422109     1304    35784 SH       Sole                                      35784
Wells Fargo & Co Del Com       COM              949746101     7966   230688 SH       Sole                                     230688
Whitestone Reit Cl B Sbi       COM              966084204      319    24130 SH       Sole                                      24130